Non-controlling interests (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2017		¥ 0
Transfer of equity interests to non-controlling interest shareholders	[1]	4,840
Net profit attributed to non-controlling interest shareholders		8,314	¥ 0	¥ 0
Balance at June 30, 2018		13,154	0
Haibo Education [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2017		0
Transfer of equity interests to non-controlling interest shareholders	[1]	2,640
Net profit attributed to non-controlling interest shareholders		6,750
Balance at June 30, 2018		9,390	0
Haibo Logistic [Member]
Disclosure Of Non controlling Interest [Line Items]
Balance at June 30, 2017		0
Transfer of equity interests to non-controlling interest shareholders	[1]	2,200
Net profit attributed to non-controlling interest shareholders		1,564
Balance at June 30, 2018		¥ 3,764	¥ 0

[1]	In August, 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu, an entity ultimately controlled by Mr. Feng. The contributed capital from Xinyu Baishu was RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital since Haibo Education and Haibo Logistics had no substantive operation as of the acquisition date. Haibo Education and Haibo Logistics were under common control with the Company both immediately before and after the acquisition, and the Company recognized the assets and liabilities of Haibo Education and Haibo Logistics at historical cost. In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were reocorded as non-controlling interests (see note 16).